Standards issued but not yet effective (Tables)	12 Months Ended
Dec. 31, 2022
Standards issued but not yet effective
Schedule Of Standards Issued
Effective for accounting periods beginning on or after
Amendments to IAS 1, Classification of Liabilities as Current or Non-Current	January 1, 2023
Amendments to IAS 8, Definition of Accounting Estimates	January 1, 2023
IFRS 17 Insurance Contracts	January 1, 2023
Amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements	January 1, 2023
Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors	January 1, 2023
Amendments to IAS 12, Income Taxes	January 1, 2024
Amendments to IAS 16, Leases	January 1, 2024
Amendments to IAS 1, Presentation of Financial Statements